Premises and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Total depreciation expense	$ 1.8	$ 1.8
Estimate cost of open construction projects	$ 1.9